Subsequent Events - Summary of Principal Amount Outstanding of Registered Debt Securities (Details) - Ten Point Zero Zero Zero Notes Due Two Thousand Thirty Three - Petroleos Mexicanos - Subsequent event
$ in Thousands
Oct. 30, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Security	10.00%
Principal amount outstanding U.S.$	$ 1,972,663